                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

  PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT -- JAN. 1, 2009

Fund (Prospectus date)                                            Form #           SAI date and Form #
RiverSource Partners Small Cap Growth Fund (5/30/08)           S-6301-99 L        (12/30/08) S-6500-AS
RiverSource Partners Small Cap Value Fund (7/30/08)            S-6239-99 L        (12/30/08) S-6500-AS



FOR THE PROSPECTUSES

The information under the Investment Manager section regarding MDTA has been revised as follows:

MDTA

Federated MDTA, an indirect subsidiary of Federated Investors, Inc., is located at 125 High Street, Oliver Street Tower, 21st Floor, Boston, Massachusetts. MDTA, subject to the supervision of RiverSource Investments, provides day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with RiverSource Investments. The Fund is managed by the MDTA Investment Team, headed by Daniel
J. Mahr.

- Daniel J. Mahr joined the MDTA Investment Team in 2002. He is responsible for leading the Investment Team as it relates to the ongoing design, development and implementation of the Optimum Q Process. He received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.

- Frederick L. Konopka, CFA, joined the MDTA Investment Team in 1997. As a Team Leader, he is responsible for ongoing evaluation and improvement of the research processes and software development for the Optimum Q quantitative systems focused on trading impact evaluation and implementation. He received his A.B., Mathematics from Dartmouth College and his M.S., Concentration in Information Technology and Finance from MIT Sloan School of Management.

- Brian M. Greenberg joined the MDTA Investment Team in 2004. As a Team Leader, he is responsible for ongoing evaluation and improvement of the research processes and software development for the Optimum Q quantitative systems, including design and code reviews. He received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.

- Douglas K. Thunen joined the MDTA Investment Team in 2004. As a Team Leader, he is responsible for the ongoing evaluation and improvement of research processes and software development for the Optimum Q quantitative systems, including design and code reviews. He earned his B.A., Magna Cum Laude, Computer Science from Williams College and his M.Eng., Computer Science from Princeton University.


--------------------------------------------------------------------------------
S-6239-8 A (1/09)

FOR THE STATEMENT OF ADDITIONAL INFORMATION

For RiverSource Partners Small Cap Growth Fund and RiverSource Partners Small Cap Value Fund, Table 19. Portfolio Managers, has been revised as follows:


                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap   UBS:
Growth               Paul A. Graham       5 RICs               $657.0 million  1 other account    None          (4)        (29)
                                          1 PIV                $159.0 million  ($52.5 M)
                                          17 other accounts    $322.0 million
                     ---------------------------------------------------------
                     David N. Wabnik      5 RICs               $657.0 million
                                          1 PIV                $159.0 million
                                          26 other accounts    $290.0 million
                     --------------------------------------------------------------------------------------------------------------
                     TURNER:
                     William C. McVail    7 RICs               $1.1 billion    1 RIC ($37.0 M);   None          (5)        (30)
                                          10 PIVs              $140.0 million  4 other accounts
                                          50 other accounts    $3.6 billion    ($346.0 M)
                     ----------------------------------------------------------------------------
                     Jason D.             15 RICs              $3.7 billion    1 RIC ($56.0 M);
                     Schrotberger         27 PIVs              $499.0 million  2 PIVs ($4.0 M);
                                          55 other accounts    $2.9 billion    5 other accounts
                                                                               ($457.0 M)
                     ----------------------------------------------------------------------------
                     Rick Wetmore         4 RICs               $418.0 million  4 other accounts
                                          6 PIVs               $43.0 million   ($346 M)
                                          41 other accounts    $2.1 billion
                     --------------------------------------------------------------------------------------------------------------
                     ESSEX:
                     Nancy B. Prial       3 RICs               $108.8 million  None               None          (6)        (31)
                                          1 PIV                $144.6 million
                                          52 other accounts    $567.7 million
                     --------------------------------------------------------------------------------------------------------------
                     MDTA:
                     Daniel J. Mahr(b)

                     --------------------

                     Frederick L. Konopka
                     --------------------

                     Brian M. Greenberg
                     --------------------

                     Douglas K. Thunen    10 RICs              $1.1 billion    None               None          (7)        (32)
                                          4 PIVs               $225.1 million
                                          48 other accounts    $6.85 billion
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MAY 31
-----------------------------------------------------------------------------------------------------------------------------------
Partners Small Cap   DONALD SMITH:
Value
                     Donald G. Smith
                     --------------------

                     Richard L. Greenberg 2 RICs               $1.14 billion   None               None          (15)       (39)
                                          1 PIV                $122.0 million
                                          37 other accounts    $2.23 billion
                     --------------------------------------------------------------------------------------------------------------
                     MDTA:
                     Daniel J. Mahr(c)
                     --------------------

                     Douglas Thunen
                     --------------------

                     Frederick Konopka
                     --------------------

                     Brian M. Greenberg   10 RICs              $1.13 billion   None               None          (7)        (32)
                                          4 PIVs               $240.5 million
                                          51 other accounts    $7.61 billion
                     --------------------------------------------------------------------------------------------------------------
                     BHMS:
                     James S. McClure
                     --------------------

                     John P. Harloe       4 RICs               $666.0 million  None               None          (17)       (41)
                                          1 PIV                $4.6 million
                                          16 other accounts    $716.2 million
                     --------------------------------------------------------------------------------------------------------------
                     METWEST:
                     Gary W. Lisenbee
                     --------------------

                     Samir Sikka          4 RICs               $347.8 million  None               None          (18)       (42)
                                          3 PIVs               $61.2 million
                                          9 other accounts     $54.4 million
-----------------------------------------------------------------------------------------------------------------------------------



    * RIC refers to Registered Investment Company; PIV refers to Pooled Investment Vehicle.

(a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(b) The portfolio manager began managing the fund as of Jan. 1, 2009; reporting information provided is as of March 31, 2008.

(c) The portfolio manager began managing the fund as of Jan. 1, 2009; reporting information provided is as of May 31, 2008.

The rest of this section remains the same.

S-6239-8 A (1/09)